Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2070 Portfolio℠
March 31, 2026
VIP70-NPRT1-0526
1.9912182.101
Bond Funds - 4.0%
	Shares	Value ($)
Fidelity Long-Term Treasury Bond Index Fund (a) (Cost $165,516)	17,727	163,085

Domestic Equity Funds - 53.5%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	6,785	380,553
VIP Equity-Income Portfolio - Initial Class (a)	10,042	302,574
VIP Growth & Income Portfolio - Initial Class (a)	12,782	418,989
VIP Growth Portfolio - Initial Class (a)	6,857	634,099
VIP Mid Cap Portfolio - Initial Class (a)	2,480	96,896
VIP Value Portfolio - Initial Class (a)	10,756	213,403
VIP Value Strategies Portfolio - Initial Class (a)	6,265	106,073
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,205,897)		2,152,587

International Equity Funds - 42.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	33,760	548,605
VIP Overseas Portfolio - Initial Class (a)	44,095	1,162,785
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,724,783)		1,711,390

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,096,196)	4,027,062
NET OTHER ASSETS (LIABILITIES) - 0.0%	(327)
NET ASSETS - 100.0%	4,026,735

Legend

(a)	Affiliated fund.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Long-Term Treasury Bond Index Fund	224,961	54,906	115,783	2,156	259	(1,258)	163,085	17,727
VIP Contrafund Portfolio - Initial Class	320,028	110,365	23,029	4,209	(321)	(26,490)	380,553	6,785
VIP Emerging Markets Portfolio - Initial Class	437,211	145,661	43,628	9,001	138	9,223	548,605	33,760
VIP Equity-Income Portfolio - Initial Class	259,444	80,160	43,650	2,727	761	5,859	302,574	10,042
VIP Government Money Market Portfolio - Initial Class	10,072	2,105	12,177	33	-	-	-	-
VIP Growth & Income Portfolio - Initial Class	356,215	117,323	45,393	5,210	89	(9,245)	418,989	12,782
VIP Growth Portfolio - Initial Class	530,891	178,689	38,037	-	(649)	(36,795)	634,099	6,857
VIP Investment Grade Bond II Portfolio - Initial Class	2,051	686	2,742	-	7	(2)	-	-
VIP Mid Cap Portfolio - Initial Class	81,436	21,352	9,594	734	278	3,424	96,896	2,480
VIP Overseas Portfolio - Initial Class	956,600	326,430	65,878	17,495	970	(55,337)	1,162,785	44,095
VIP Value Portfolio - Initial Class	181,220	51,514	24,506	2,433	332	4,843	213,403	10,756
VIP Value Strategies Portfolio - Initial Class	89,779	23,056	12,805	-	656	5,387	106,073	6,265
	3,449,908	1,112,247	437,222	43,998	2,520	(100,391)	4,027,062

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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